CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 15,470	$ 19,180
Restricted deposit	203
Short-term bank deposits	42,700	$ 59,000
Available-for-sale marketable securities	64,921	54,271
Trade receivables (net of allowance for doubtful accounts of $657 and $707 at December 31, 2015 and 2014, respectively)	23,874	23,759
Other receivables and prepaid expenses	4,513	5,383
Inventories	10,169	10,109
Total current assets	161,850	171,702
NON-CURRENT ASSETS:
Severance pay fund	282	262
Deferred taxes	501	1,716
Other assets	2,712	4,948
Total non-current assets	3,495	6,926
PROPERTY AND EQUIPMENT, NET	5,189	5,957
INTANGIBLE ASSETS, NET	6,119	7,549
GOODWILL	31,562	20,814
Total assets	208,215	212,948
CURRENT LIABILITIES:
Trade payables	7,107	6,300
Employees and payroll accruals	8,211	7,237
Deferred revenues	14,066	12,704
Other payables and accrued expenses	5,710	7,287
Total current liabilities	35,094	33,528
LONG-TERM LIABILITIES:
Deferred revenues	4,912	4,158
Accrued severance pay	651	$ 282
Other long term liability	4,153
Total long-term liabilities	$ 9,716	$ 4,440
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2015 and 2014; Issued and outstanding: 33,558,102 and 33,319,923 shares at December 31, 2015 and 2014, respectively	$ 837	$ 819
Additional paid-in capital	259,385	$ 252,120
Treasury stock	(166)
Accumulated other comprehensive loss	(470)	$ (1,620)
Accumulated deficit	(96,181)	(76,339)
Total shareholders' equity	163,405	174,980
Total liabilities and shareholders' equity	$ 208,215	$ 212,948